NET EARNINGS PER SHARE (Tables)	6 Months Ended
Jun. 30, 2017
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
The following table sets forth the computation of basic and diluted net earnings per share from continuing operations:

	Six months ended June 30,		Three months ended June 30,		Year ended December 31,
	2017	2016	2017	2016	2016
	Unaudited
Numerator:
Numerator for basic net earnings per share - Net income from continuing operations	$3,527	$2,123	$1,969	$1,037	$3,324

Numerator for diluted net earnings per share - Net income from continuing operations	$3,527	$2,123	$1,969	$1,037	$3,324

Denominator:
Denominator for basic net earnings per share - weighted-average number of shares outstanding (in thousands)	7,943	7,787	7,978	7,789	7,821

Denominator for diluted net earnings per share - adjusted weighted average shares and assumed exercises (in thousands)	8,071	7,924	8,111	7,934	7,938

Basic net earnings per share from continuing operations	$0.44	$0.27	$0.24	$0.13	$0.43

Diluted net earnings per share from continuing operations	$0.44	$0.27	$0.24	$0.13	$0.42